Average Annual Total Returns			12 Months Ended		60 Months Ended		108 Months Ended		120 Months Ended		283 Months Ended		292 Months Ended		360 Months Ended
		Mar. 31, 2026	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[2]	Russell 3000® Index(a)(b)
Average Annual Return, Percent			17.15%	[1],[3],[4]	13.15%	[1],[3],[4]	14.45%	[1],[2],[3]	14.29%	[1],[3],[4]	10.16%	[3],[4]	9.76%	[1],[2]	10.24%
Russell MidCap® Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5],[6]	Russell MidCap® Growth Index(a)(b)
Average Annual Return, Percent	[5],[6]		8.66%		6.65%		13.08%		12.49%						9.96%
S&P MidCap 400 Growth
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5],[6]	S&P MidCap 400 Growth(a)(b)
Average Annual Return, Percent	[5],[6]		7.50%		9.12%		9.66%		10.72%						11.06%
Bloomberg US 3000 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[2],[3],[5],[6]	Bloomberg US 3000 Index(a)(b)
Average Annual Return, Percent			17.21%	[1],[3],[4],[5],[6]	13.09%	[1],[2],[3],[5],[6]	14.44%	[1],[2],[3],[5],[6]	14.27%	[1],[2],[3],[5],[6]	10.29%	[3],[4]	9.87%	[1],[2]	10.23%	[5],[6]
Bloomberg US Mid Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5],[6]	Bloomberg US Mid Growth Index(a)(b)
Average Annual Return, Percent	[5],[6]		10.28%		6.89%		12.35%		11.83%						10.22%
Bloomberg US 400 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5],[6]	Bloomberg US 400 Index(a)(b)
Average Annual Return, Percent	[5],[6]		11.22%		7.49%		10.40%		10.75%						10.66%
Russell 2000® Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[4]	Russell 2000® Growth Index(a)(b)
Average Annual Return, Percent			13.01%	[1],[2],[3]	3.18%	[1],[3],[4]	9.38%	[1],[3],[4]	9.57%	[1],[3],[4]	8.72%	[3],[4]	8.37%	[1],[2]
Bloomberg US 2000 Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[4]	Bloomberg US 2000 Growth Index(a)(b)
Average Annual Return, Percent			12.82%	[1],[3],[4]	3.88%	[1],[2],[3]	9.63%	[1],[3],[4]	10.03%	[1],[2],[3]	9.42%	[3],[4]	9.29%	[1],[2]
Needham Growth Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.60%		6.52%		11.85%
Performance Inception Date		Dec. 30, 2016
Needham Growth Fund, Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.06%		6.06%				11.26%						12.39%
Performance Inception Date		Jan. 01, 1996
Needham Growth Fund, Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.16%		5.09%				9.58%						11.01%
Needham Growth Fund, Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Redemption
Average Annual Return, Percent			6.62%		4.68%				8.80%						10.55%
Needham Aggressive Growth Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			27.09%		15.33%		17.18%
Performance Inception Date		Dec. 30, 2016
Needham Aggressive Growth Fund, Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			26.51%		14.69%				17.07%				12.09%
Performance Inception Date		Sep. 04, 2001
Needham Aggressive Growth Fund, Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			25.84%		14.20%				15.73%				11.12%
Needham Aggressive Growth Fund, Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Redemption
Average Annual Return, Percent			16.12%		11.74%				13.88%				10.27%
Needham Small Cap Growth Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.16%		0.92%		13.02%
Performance Inception Date		Dec. 30, 2016
Needham Small Cap Growth Fund, Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.50%		0.36%				14.14%		11.09%
Performance Inception Date		May 22, 2002
Needham Small Cap Growth Fund, Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.50%		(1.33%)				11.08%		9.15%
Needham Small Cap Growth Fund, Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Redemption
Average Annual Return, Percent			6.22%		(0.22%)				10.39%		8.82%

[1]	The Aggressive Growth Fund has selected the Bloomberg indices to replace the Russell indices, effective March 31, 2026, because the Aggressive Growth Fund believes the Bloomberg indices are more representative of and more suited to the Aggressive Growth Fund’s portfolio. Performance of the Russell indices will not be shown in the future.
[2]	Comparative indices reflect no deductions for fees, expenses, or taxes.
[3]	The Small Cap Growth Fund has selected the Bloomberg indices to replace the Russell indices, effective March 31, 2026, because the Small Cap Growth Fund believes the Bloomberg indices are more representative of and more suited to the Small Cap Growth Fund’s portfolio. Performance of the Russell indices will not be shown in the future.
[4]	Comparative indices reflect no deductions for fees, expenses, or taxes.
[5]	The Growth Fund has selected the Bloomberg indices to replace the Russell and S&P indices, effective March 31, 2026, because the Growth Fund believes the Bloomberg indices are more representative of and more suited to the Growth Fund’s portfolio. Performance of the Russell and S&P indices will not be shown in the future.
[6]	Comparative indices reflect no deductions for fees, expenses, or taxes.